GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION
GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION
The obligations under the Company's 2016 Notes, 2013 Notes and Revolving Credit Facility and Term Loan are fully and unconditionally guaranteed by all U.S. subsidiaries as guarantors. Each guarantor is 100% owned by the parent company. In accordance with positions established by the Securities and Exchange Commission, the following shows separate financial information with respect to the parent, the guarantor subsidiaries and the non-guarantor subsidiaries. The principal elimination entries eliminate investment in subsidiaries and certain intercompany balances and transactions.
Balance Sheet for December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$933	$4,802	$227,666	$—	$233,401
Receivables, net	77,046	237,360	852,381	—	1,166,787
Inventories	120,937	137,972	483,725	—	742,634
Current assets - other	1,142	4,507	116,642	—	122,291
Total current assets	200,058	384,641	1,680,414	—	2,265,113
Property, plant and equipment	52,532	136,382	385,058	—	573,972
Goodwill	25,274	546,527	1,888,302	—	2,460,103
Investment in subsidiaries	6,517,205	2,570,391	—	(9,087,596)	—
Other intangibles, net	30,575	251,347	922,510	—	1,204,432
Other long term assets	17,414	295	58,651	—	76,360
Total assets	$6,843,058	$3,889,583	$4,934,935	$(9,087,596)	$6,579,980
Current liabilities	$196,827	217,176	$1,159,327	—	$1,573,330
Inter-company	2,121,546	(2,026,634)	(94,912)	—	—
Long-term debt	1,661,771	14	161,518	—	1,823,303
Long-term liabilities - other	54,046	67,824	232,945	—	354,815
Total liabilities	4,034,190	(1,741,620)	1,458,878	—	3,751,448
Shareholders' equity	2,808,868	5,632,665	3,454,931	(9,087,596)	2,808,868
Non-controlling interest	—	(1,462)	21,126	—	19,664
Total shareholders' equity	$2,808,868	$5,631,203	$3,476,057	$(9,087,596)	$2,828,532
Total Liabilities and Shareholders' Equity	$6,843,058	$3,889,583	$4,934,935	$(9,087,596)	$6,579,980

Balance Sheet for December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$2,522	$9,496	$386,466	$—	$398,484
Receivables, net	79,041	202,779	660,688	—	942,508
Inventories	120,042	128,076	410,392	—	658,510
Current assets - other	52,576	(17,844)	833,397	—	868,129
Total current assets	254,181	322,507	2,290,943	—	2,867,631
Property, plant and equipment	49,031	126,661	342,684	—	518,376
Goodwill	25,275	477,472	1,576,018	—	2,078,765
Investment in subsidiaries	5,388,613	1,325,150	—	(6,713,763)	—
Other intangibles, net	31,897	204,512	817,451	—	1,053,860
Other long term assets	9,592	(1,914)	54,708	—	62,386
Total assets	$5,758,589	$2,454,388	$5,081,804	$(6,713,763)	$6,581,018
Current liabilities	$194,983	196,956	$1,054,700	—	$1,446,639
Inter-company	1,562,399	(1,848,777)	286,378	—	—
Long-term debt	1,761,933	58	976	—	1,762,967
Long-term liabilities - other	33,298	74,977	286,312	—	394,587
Total liabilities	3,552,613	(1,576,786)	1,628,366	—	3,604,193
Shareholders' equity	2,205,976	4,032,250	2,681,514	(6,713,763)	2,205,977
Non-controlling interest	—	(1,076)	771,924	—	770,848
Total shareholders' equity	$2,205,976	$4,031,174	$3,453,438	$(6,713,763)	$2,976,825
Total Liabilities and Shareholders' Equity	$5,758,589	$2,454,388	$5,081,804	$(6,713,763)	$6,581,018

Income Statement for the Year Ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$577,397	$1,067,954	$2,378,817	$(142,412)	$3,881,756
Cost of sales	(440,911)	(675,546)	(1,808,370)	108,384	(2,816,443)
Gross profit (loss)	136,486	392,408	570,447	(34,028)	1,065,313
Total operating expenses	(113,872)	(123,423)	(406,285)	—	(643,580)
Income (loss) from operations	22,614	268,985	164,162	(34,028)	421,733
Interest (expense) income, net	(72,233)	8,843	(5,314)	—	(68,704)
Other income (expense), net	5,103	289	(6,358)	—	(966)
Equity earnings (loss)	416,068	131,620	—	(547,688)	—
Pretax income (loss)	371,552	409,737	152,490	(581,716)	352,063
Income tax expense	(109,294)	32,393	(12,872)	—	(89,773)
Net income (loss)	262,258	442,130	139,618	(581,716)	262,290
Less: Net income attributable to noncontrolling interest	—	386	(415)	—	(29)
Net income (loss) attributable to Wabtec shareholders	$262,258	$442,516	$139,203	$(581,716)	$262,261

Comprehensive income (loss) attributable to Wabtec shareholders	$263,907	$442,516	$472,167	$(581,716)	$596,874

Income Statement for the Year Ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$641,809	$1,112,001	$1,322,937	$(145,559)	$2,931,188
Cost of sales	(473,700)	(708,062)	(928,608)	103,421	(2,006,949)
Gross profit (loss)	168,109	403,939	394,329	(42,138)	924,239
Total operating expenses	(141,940)	(122,617)	(201,321)	—	(465,878)
(Loss) income from operations	26,169	281,322	193,008	(42,138)	458,361
Interest (expense) income, net	(34,975)	7,012	(14,598)	—	(42,561)
Other income (expense), net	20,509	(2,284)	(21,188)	—	(2,963)
Equity earnings (loss)	322,650	131,234	—	(453,884)	—
Pretax income (loss)	334,353	417,284	157,222	(496,022)	412,837
Income tax expense	(29,466)	(57,667)	(12,300)	—	(99,433)
Net income (loss)	304,887	359,617	144,922	(496,022)	313,404
Less: Net income attributable to noncontrolling interest	—	—	(8,517)	—	(8,517)
Net income attributable to Wabtec shareholders	$304,887	$359,617	$136,405	$(496,022)	$304,887

Comprehensive income (loss) attributable to Wabtec shareholders	$305,180	$359,617	$33,226	$(496,022)	$202,001
Income Statement for the Year Ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$743,262	$1,436,935	$1,300,577	$(172,776)	$3,307,998
Cost of sales	(531,269)	(843,104)	(976,798)	90,989	(2,260,182)
Gross (loss) profit	211,993	593,831	323,779	(81,787)	1,047,816
Total operating expenses	(142,953)	(131,251)	(166,045)	—	(440,249)
(Loss) income from operations	69,040	462,580	157,734	(81,787)	607,567
Interest (expense) income, net	(23,129)	5,914	327	—	(16,888)
Other income (expense), net	23,193	(9,140)	(19,364)	—	(5,311)
Equity earnings (loss)	506,903	112,286	—	(619,189)	—
Pretax income (loss)	576,007	571,640	138,697	(700,976)	585,368
Income tax expense	(177,379)	8,989	(18,350)	—	(186,740)
Net income (loss)	398,628	580,629	120,347	(700,976)	398,628
Less: Net income attributable to noncontrolling interest	—	—	—	—	—
Net income attributable to Wabtec shareholders	$398,628	$580,629	$120,347	$(700,976)	$398,628

Comprehensive income (loss) attributable to Wabtec shareholders	$409,734	$580,629	$(7,992)	$(700,976)	$281,395

Condensed Statement of Cash Flows for the year ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(49,231)	$249,204	$22,866	$(34,028)	$188,811
Net cash used in investing activities	(11,156)	(120,661)	(143,912)	—	(275,729)
Net cash provided by (used in) financing activities	58,798	(133,237)	(57,020)	34,028	(97,431)
Effect of changes in currency exchange rates	—	—	19,266	—	19,266
Increase (decrease) in cash	(1,589)	(4,694)	(158,800)	—	(165,083)
Cash, beginning of year	2,522	9,496	386,466	—	398,484
Cash, end of year	$933	$4,802	$227,666	$—	$233,401
Condensed Statement of Cash Flows for the year ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash provided by (used in) operating activities	$(44,611)	$332,822	$204,457	$(42,138)	$450,530
Net cash used in investing activities	(829,783)	(14,725)	69,443	—	(775,065)
Net cash (used in) provided by financing activities	876,916	(321,758)	(74,325)	42,138	522,971
Effect of changes in currency exchange rates	—	—	(26,143)	—	(26,143)
(Decrease) increase in cash	2,522	(3,661)	173,432	—	172,293
Cash, beginning of year	—	13,157	213,034	—	226,191
Cash, end of year	$2,522	$9,496	$386,466	$—	$398,484
Condensed Statement of Cash Flows for the year ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash provided by (used in) operating activities	$(90,374)	$487,516	$135,489	$(81,787)	$450,844
Net cash used in investing activities	(7,862)	(109,326)	(262,948)	—	(380,136)
Net cash provided by (used in) financing activities	(48,570)	(378,330)	93,615	81,787	(251,498)
Effect of changes in currency exchange rates	—	—	(18,868)	—	(18,868)
Increase in cash	(146,806)	(140)	(52,712)	—	(199,658)
Cash, beginning of year	146,806	13,297	265,746	—	425,849
Cash, end of year	$—	$13,157	$213,034	$—	$226,191